Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Premiums and policy fees, net	$ 1,605,227	$ 1,407,279	$ 1,449,591
Interest and similar income, net	4,522,219	4,325,737	4,175,469
Change in fair value of assets and liabilities	3,602,468	(178,238)	(532,720)
Realized investment gains (losses), net	83,622	(49,325)	94,413
Fee and commission revenue	266,602	274,562	293,333
Other revenue	58,128	35,292	10,066
Total revenue	10,138,266	5,815,307	5,490,152
Benefits and expenses:
Policyholder benefits, net of recoveries	361,285	472,611	531,615
Change in fair value of annuity and life embedded derivatives	4,962,770	275,808	588,595
Net interest credited to account values	1,805,184	1,634,759	1,482,884
Net benefits and expenses	7,129,239	2,383,178	2,603,094
Commissions and other agent compensation	1,084,430	1,333,439	1,167,109
General and administrative expenses	727,714	695,949	637,328
Change in deferred acquisition costs, net	274,363	259,407	239,259
Total benefits and expenses	9,215,746	4,671,973	4,646,790
Income (loss) from operations before income taxes	922,520	1,143,334	843,362
Income tax expense	208,557	355,156	243,066
Net income	713,963	788,178	600,296
Realized investment gains (losses), net:
Total credit-related other-than-temporary impairment losses on securities	(48,574)	(174,823)	(58,975)
Other net realized gains	132,196	125,498	153,388
Net realized investment gains (losses)	$ 83,622	$ (49,325)	$ 94,413